Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of bank promissory notes
The classification used for bank promissory notes is as follows:
–S: Large Banks
–T: Small-to-medium-sized banks
–T1: Financial services companies
–Others

ICBC Classification	As of December 31, 2024	As of December 31, 2023
S	5,894	112,545
T	13,626	13,218
T1	12,744	168
Others	7,476	-
Total	39,740	125,931

Schedule of credit quality of financial assets
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2024
		Moody´s	S&P	Fitch	ThUS$
Banco Santander	Time deposits	P-1	A-1	F1	104,542
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	1,003
Banco Estado	Time deposits	P-1	A-1	F2	104,084
Banco de Chile	Time deposits	P-1	A-1	-	6,307
Scotiabank Chile	Time deposits	-	-	F1+	106,564
Banco Crédito e Inversiones	Investment fund	AA+	-	-	4,997
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	-	-	1,974
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	-	AAAmmf	122,337
Total					451,808
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	174,684
Banco Estado	Time deposits	P-1	A-2	F2	90,975
Banco Santander	Time deposits	P-1	A-1	F1	415,851
Banco Itaú CorpBanca	Time deposits	P-1	A-2	-	66,166
Scotiabank Chile	Time deposits	-	-	F1+	240,164
Bank of Nova Scotia	Time deposits	P-1	A-1	F1+	51,025
KBC Bank	Time deposits	-	A-2	F1	22,397
Total					1,061,262

Financial institution	Financial assets	Rating			As of December 31, 2023
		Moody´s	S&P	Fitch	ThUS$
Banco Santander- Santiago	Time deposits	P-1	A-2	-	6,318
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	1,001
Corpbanca	Time deposits	P-2	A-2	-	5,014
Banco de Chile	Time deposits	P-1	A-1	-	4,460
Scotiabank Sud Americano	Time deposits	-	-	F1+	6,752
Banco Crédito e Inversiones	Time deposits	AA+	-	-	5,031
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	22,845
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	312,924
Total					364,345
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	74,459
Banco Morgan Stanley	Time deposits	P-1	A-2	F1	5,590
Banco Santander	Time deposits	P-1	A-2	-	100,083
Banco Itaú CorpBanca	Time deposits	P-2	A-2	-	372,061
Scotiabank Sud Americano	Time deposits	-	-	F1+	319,128
Bank of Nova Scotia	Time deposits	P-1	-	-	353,592
Sumitomo Mitsui Banking	Time deposits	P-1	-	F1	91,884
Total					1,316,797

Schedule of derivative contracts
These derivative contracts are held with domestic and foreign banks, which have the following credit ratings as of December 31, 2024.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
MUFG	Derivative	P-1	-	F1
Merrill Lynch International	Derivative	P-1	A-2	F1+
JP Morgan	Derivative	P-1	A-1	F1+
Morgan Stanley	Derivative	P-1	A-2	F1
The Bank of Nova Scotia	Derivative	P-1	A-1	F1+
Banco Itaú-Corpbanca	Derivative	P-2	A-2	-
Banco de Chile	Derivative	P-1	A-1	-
Barclays	Derivative	P-2	A-2	F1
HSBC	Derivative	P-2	A-2	F1+

Schedule of cash and cash equivalents
Cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2024	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	984.80	907.07	77.49	71.89	1,056.45
Unsecured obligations	3,815.34	433.76	1,258.08	3,355.57	5,047.41
Sub total	4,800.14	1,340.83	1,335.57	3,427.46	6,103.86
Hedging liabilities	28.76	6.40	40.33	10.34	57.07
Derivative financial instruments	0.16	0.16	—	—	0.16
Sub total	28.92	6.56	40.33	10.34	57.23
Current and non-current lease liabilities (1)	83.81	25.12	62.49	0.67	88.28
Trade accounts payable and other accounts payable	471.45	471.45	—	—	471.45
Total	5,384.32	1,843.96	1,438.39	3,438.47	6,720.82

(1) Leases subject to variability are not included.

	Nature of undiscounted cash flows
As of December 31, 2023	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	1,464.26	1,117.86	268.80	62.05	1,448.71
Unsecured obligations	2,999.17	98.88	729.56	2,733.92	3,562.36
Sub total	4,463.43	1,216.74	998.36	2,795.97	5,011.07
Hedging liabilities	25.37	24.11	30.08	1.30	55.49
Derivative financial instruments	14.81	14.81	—	—	14.81
Sub total	40.18	38.92	30.08	1.30	70.30
Current and non-current lease liabilities	75.16	19.94	56.45	3.79	80.18
Trade accounts payable and other accounts payable	449.63	449.63	—	—	449.63
Total	5,028.40	1,725.23	1,084.89	2,801.06	5,611.18